Fair Value Measurement - Assumptions Used for Determining Fair Values of Common Stock Warrants (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Warrant Fair Value Black Scholes Method [Line Items]
Stock price		$ 2.70
Exercise price		$ 3.90
Expected dividend yield		0.00%
Discount rate-bond equivalent yield		1.23%
Expected life (in years)		5 years
Expected volatility		90.00%
March 31, 2017 Offering [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price	$ 2.13
Exercise price	$ 2.50
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.93%
Expected life (in years)	5 years
Expected volatility	80.00%
August 9, 2017 Offering [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price	$ 1.39
Exercise price	$ 1.50
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.81%
Expected life (in years)	5 years
Expected volatility	100.00%
Overallotment Options [Member] | Public Offering February 13,2015 [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price		$ 4.23
Exercise price		$ 3.75
Expected dividend yield		0.00%
Discount rate-bond equivalent yield		0.02%
Expected life (in years)		1 month 13 days
Expected volatility		168.10%
Overallotment Options [Member] | Public Offering October 19,2016 [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price		$ 0.93
Exercise price		$ 1.0331
Expected dividend yield		0.00%
Discount rate-bond equivalent yield		0.25%
Expected life (in years)		29 days
Expected volatility		12.90%
Warrants [Member] | Public Offering February 13,2015 [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price		$ 4.23
Exercise price		$ 4.68
Expected dividend yield		0.00%
Discount rate-bond equivalent yield		1.53%
Expected life (in years)		5 years
Expected volatility		90.00%
Warrants [Member] | Public Offering October 19,2016 [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price		$ 0.93
Exercise price		$ 1.10
Expected dividend yield		0.00%
Discount rate-bond equivalent yield		1.24%
Expected life (in years)		5 years
Expected volatility		80.00%